LEASES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LEASES

NOTE 13 - LEASES:

The Group has lease contracts for office facilities (including a lab) and motor vehicles used in its operations. Leases of office and lab facilities generally have lease terms of 12 years; motor vehicles generally have lease terms of 3 years.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office and lab facilities	Motor vehicles	Total
As of January 1, 2024	366	23	389

Foreign currency translation	(1)	-	(1)
Depreciation expense	(37)	(3)	(40)
As of December 31, 2024	328	20	348

Foreign currency translation	49	-	49
Depreciation expense	(58)	(3)	(61)
As of December 31, 2025	319	17	336

Information on leases:

	Year ended December 31,
	2025	2024

Interest expense on lease liabilities	36	29
Total cash outflow for leases	86	79

For an analysis of maturity dates of lease liabilities, see Note 22 on liquidity risk.